Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Industrials Portfolio
September 30, 2024
VCY-NPRT3-1124
1.807737.120
Common Stocks - 99.4%
	Shares	Value ($)
UNITED STATES - 99.4%
Industrials - 98.2%
Aerospace & Defense - 21.8%
Axon Enterprise Inc (a)	1,800	719,280
Boeing Co (a)	46,909	7,132,044
GE Aerospace	78,956	14,889,523
General Dynamics Corp	15,500	4,684,100
Howmet Aerospace Inc	105,988	10,625,297
Huntington Ingalls Industries Inc	5,200	1,374,776
Loar Holdings Inc (b)	200	14,918
Lockheed Martin Corp	3,148	1,840,195
TransDigm Group Inc	6,100	8,705,493
		49,985,626
Air Freight & Logistics - 2.2%
CH Robinson Worldwide Inc	4,700	518,738
FedEx Corp	16,100	4,406,248
		4,924,986
Building Products - 11.9%
AZEK Co Inc/The Class A (a)	77,000	3,603,600
Carlisle Cos Inc	7,196	3,236,401
Fortune Brands Innovations Inc	58,700	5,255,411
Johnson Controls International plc	38,564	2,992,952
Simpson Manufacturing Co Inc	13,830	2,645,264
Trane Technologies PLC	24,524	9,533,215
		27,266,843
Commercial Services & Supplies - 2.9%
Cintas Corp	10,800	2,223,504
Waste Connections Inc (United States)	25,200	4,506,264
		6,729,768
Construction & Engineering - 3.8%
Comfort Systems USA Inc	3,300	1,288,155
Quanta Services Inc	15,800	4,710,770
WillScot Holdings Corp (a)	69,800	2,624,480
		8,623,405
Electrical Equipment - 13.4%
AMETEK Inc	39,300	6,748,203
Eaton Corp PLC	23,324	7,730,507
GE Vernova Inc	36,989	9,431,455
Regal Rexnord Corp	32,271	5,353,113
Vertiv Holdings Co Class A	13,200	1,313,268
		30,576,546
Ground Transportation - 12.1%
CSX Corp	25,236	871,399
Knight-Swift Transportation Holdings Inc	77,000	4,154,150
Old Dominion Freight Line Inc	20,500	4,072,120
Uber Technologies Inc (a)	77,900	5,854,964
Union Pacific Corp	40,200	9,908,496
XPO Inc (a)	26,700	2,870,517
		27,731,646
Machinery - 20.2%
Caterpillar Inc	7,600	2,972,512
Chart Industries Inc (a)(b)	23,880	2,964,463
Deere & Co	8,800	3,672,504
Dover Corp	34,840	6,680,222
Ingersoll Rand Inc	101,932	10,005,645
ITT Inc	47,300	7,071,823
Parker-Hannifin Corp	15,680	9,906,938
Westinghouse Air Brake Technologies Corp	16,100	2,926,497
		46,200,604
Professional Services - 3.1%
KBR Inc	44,400	2,891,772
Leidos Holdings Inc	26,328	4,291,464
		7,183,236
Trading Companies & Distributors - 6.8%
Core & Main Inc Class A (a)	58,300	2,588,520
FTAI Aviation Ltd	14,600	1,940,340
United Rentals Inc	7,200	5,830,056
Watsco Inc (b)	4,500	2,213,460
WW Grainger Inc	2,964	3,079,033
		15,651,409
TOTAL INDUSTRIALS		224,874,069

Materials - 1.2%
Construction Materials - 1.2%
Eagle Materials Inc	9,432	2,713,115
TOTAL UNITED STATES		227,587,184
TOTAL COMMON STOCKS (Cost $156,938,127)		227,587,184

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.89	1,959,413	1,959,805
Fidelity Securities Lending Cash Central Fund (c)(d)	4.89	3,666,783	3,667,150
TOTAL MONEY MARKET FUNDS (Cost $5,626,955)			5,626,955

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $162,565,082)	233,214,139
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(4,182,227)
NET ASSETS - 100.0%	229,031,912

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	1,179,923	35,886,452	35,106,647	41,637	77	-	1,959,805	0.0%
Fidelity Securities Lending Cash Central Fund	-	25,995,967	22,328,817	1,484	-	-	3,667,150	0.0%
Total	1,179,923	61,882,419	57,435,464	43,121	77	-	5,626,955

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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